RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The following is a description of our related party transactions since January 1, 2021.

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of Trinity Biotech, and directly with Mr O’Caoimh, to provide for current and potential future needs to extend its premises at IDA Business Park, Bray, Co. Wicklow, Ireland.

The Group has entered into an agreement for a 25-year lease with JRJ for offices that adjacent to its then premises at IDA Business Park, Bray, Co. Wicklow, Ireland. The annual rent of €381,000 (US$432,000) is payable from January 1, 2004. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

The Group has also entered into lease agreements with Ronan O’Caoimh for a 43,860 square foot manufacturing facility in Bray, Ireland and an adjacent warehouse of 16,000 square feet. The annual rent for the manufacturing facility is €787,000 (US$891,000) and the annual rent for the warehouse is €144,000 (US$163,000). These two leases expire in 2028 and 2026 respectively. At the time, independent valuers advised the Group that the rent in respect of each of the leases represents a fair market rent. Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

Beginning in Q4 2020, the Group occupied some additional space adjoining the warehouse. A sum of €90,000 (US$102,000) was accrued for rent payable to Mr O’Caoimh in relation to this additional space as at 31 December 2021.

Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh who express no opinion on this point) believe at the time that the arrangements entered into represent a fair and reasonable basis on which the Group can meet its ongoing requirements for premises. Dr Walsh has no ownership interest in the additional space adjoining the warehouse owned by Mr O’Caoimh and was therefore entitled to express an opinion on this arrangement.

Compensation of key management personnel of the Group

At December 31, 2021 the key management personnel of the Group were made up of the four executive directors; Mr. Ronan O’Caoimh, Dr Jim Walsh, Mr. John Gillard and Mr. Kevin Tansley. Compensation for the year ended December 31, 2021 of these personnel is detailed below:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Short-term employee benefits	1,065	1,274
Performance related bonus	227	584
Post-employment benefits	24	41
Share-based compensation benefits	965	626

	2,281	2,525

The amounts disclosed in respect of directors’ emoluments in Note 11 includes non-executive directors’ fees of US$98,000 (2020: US$162,000) and share-based compensation benefits of US$21,000 (2020: US$51,000). Total directors’ remuneration is also included in “personnel expenses” (Note 3) and “Profit before tax” (Note 11). In 2021, share-based compensation benefits included in Note 11 exclude capitalised amounts of US$Nil (2020: US$Nil). The performance bonuses for Mr. Gillard in respect of fiscal year 2021 have been accrued as at December 31, 2021.

Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2021	9,077,706	17,394,004
Shares of retired director	-	-
Options of retired director	-	(656,000)
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	-
Expired / forfeited	-	-

At December 31, 2021	9,077,706	16,738,004

	‘A’ Ordinary Shares	Share options
At January 1, 2020	9,077,709	10,414,004
Shares of retired director	-	-
Options of retired director	-	-
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	8,480,000
Expired / forfeited	-	(1,500,000)

At December 31, 2020	9,077,706	17,394,004

Rayville Limited, an Irish registered company, which was wholly owned by three executive directors and certain other former executives of the Group, owned all of the ‘B’ non-voting Ordinary Shares in Trinity Research Limited, one of the Group’s subsidiaries, and these ‘B’ shares were surrendered through Trinity Research Limited in 2021.